Derivative Instruments (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments [Abstract]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ 900,000
Cumulative Foreign Currency Translation Gain Loss Recorded In Accumulated Other Comprehensive Income Loss For Net Investment In Foreign Operations Hedges	4,100,000	(800,000)
Gain Loss On Investments Related To Change In Fair Value Of Derivatives Excluding Embedded Derivatives	188,600,000	29,900,000	(217,500,000)
Maximum Potential Future Exposure on Credit Risk Derivatives	614,000,000	375,000,000
Embedded Derivative Gain Loss In Financial Statements From Use Of Own Credit Risk	$ 23,100,000	$ (32,200,000)	$ (301,700,000)